INVESTMENT SECURITIES (Tables)	12 Months Ended
Dec. 31, 2013
Investment Securities Details [Abstract]
Investment Securities Available For Sale Tables [Text Block]

	2012
Available-for-sale securities		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	(Losses)	Value
	(EUR in millions)
Greek government bonds	1,641	84	(43)	1,682
Debt securities issued by other governments and public sector entities	3,316	176	(3)	3,489
Foreign treasury bills	318	-	(2)	316
Corporate debt securities issued by companies incorporated in Greece	568	1	(82)	487
Corporate debt securities issued by companies incorporated outside Greece	534	15	(42)	507
Equity securities issued by companies incorporated in Greece	56	32	-	88
Equity securities issued by companies incorporated outside Greece	19	8	-	27
Mutual Fund units	460	36	(1)	495
Total available-for-sale securities	6,912	352	(173)	7,091

	2013
Available-for-sale securities		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	(Losses)	Value
	(EUR in millions)
Greek government bonds	1,843	120	-	1,963
Debt securities issued by other governments and public sector entities	2,710	34	(88)	2,656
Greek treasury bills	157	-	-	157
Foreign treasury bills	340	-	-	340
Corporate debt securities issued by companies incorporated in Greece	416	27	(34)	409
Corporate debt securities issued by companies incorporated outside Greece	463	18	(20)	461
Equity securities issued by companies incorporated in Greece	73	35	(1)	107
Equity securities issued by companies incorporated outside Greece	9	10	-	19
Mutual Fund units	242	32	(1)	273
Total available-for-sale securities	6,253	276	(144)	6,385

The scheduled maturities of available-for-sale securities at December 31, 2012 and 2013 were as follows:
	2012		2013

	Amortized	Fair	Amortized	Fair
	Cost	Value	Cost	Value
	(EUR in millions)		(EUR in millions)
Due in one year or less	1,014	1,018	2,502	2,547
Due from one to five years	3,552	3,519	1,800	1,817
Due from five to ten years	1,188	1,283	974	939
Due after ten years	623	661	653	683
Total debt securities	6,377	6,481	5,929	5,986
Equity securities and mutual fund units	535	610	324	399
Total	6,912	7,091	6,253	6,385

	2012
	Less than 12 months		12 months or longer		Total
	Fair	Unrecognized	Fair	Unrecognized	Fair	Unrecognized
	Value	Losses	Value	Losses	Value	Losses
	(EUR in millions)
Held to maturity investments in unrecognised loss position
Greek government bonds	-	-	56	(1)	56	(1)
Total held to maturity investments	-	-	56	(1)	56	(1)

	2013
	Less than 12 months		12 months or longer		Total
	Fair	Unrecognized	Fair	Unrecognized	Fair	Unrecognized
	Value	Losses	Value	Losses	Value	Losses
	(EUR in millions)
Held to maturity investments in unrecognised loss position
Debt securities issued by other governments and public sector entities	687	(57)	-	-	687	(57)
Total	687	(57)	-	-	687	(57)

The scheduled maturities of held-to-maturity securities at December 31, 2012 and 2013 were as follows:
	2012		2013

	Amortized	Fair	Amortized	Fair
	Cost	Value	Cost	Value
	(EUR in millions)		(EUR in millions)
Due in one year or less	216	214	110	110
Due from one to five years	-	-	1,821	1,812
Due from five to ten years	78	98	7,897	7,954
Due after ten years	62	93	532	596
Total	356	405	10,360	10,472

Investment Securities Fair Value Tables [Text Block]
The following table presents the fair value and the associated unrealized losses of available-for-sale securities in an unrealized loss position as at December 31, 2012. The table also discloses whether these securities have had unrealized losses for periods less than 12 months or for 12 months or longer.

	2012
	Less than 12 months		12 months or longer		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
	(EUR in millions)
Available-for-sale securities in unrealized loss position
Greek government bonds	3	-	1,341	(43)	1,344	(43)
Debt securities issued by other governments and public sector entities	345	(3)	8	-	353	(3)
Foreign treasury bills	51	(2)	-	-	51	(2)
Corporate debt securities issued by companies incorporated in Greece	40	-	377	(82)	417	(82)
Corporate debt securities issued by companies incorporated outside Greece	27	(2)	203	(40)	230	(42)
Mutual Fund units	47	(1)	1	-	48	(1)
Total available-for-sale securities	513	(8)	1,930	(165)	2,443	(173)

The following table presents the fair value and the associated unrealized losses of available-for-sale securities in an unrealized loss position as at December 31, 2013. The table also discloses whether these securities have had unrealized losses for periods less than 12 months or for 12 months or longer.

	December 31, 2013
	Less than 12 months		12 months or longer		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
	(EUR in millions)
Available-for-sale securities in unrealized loss position
Debt securities issued by other governments and public sector entities	1,254	(85)	196	(3)	1,450	(88)
Corporate debt securities issued by companies incorporated in Greece	3	(1)	105	(33)	108	(34)
Corporate debt securities issued by companies incorporated outside Greece	125	(3)	179	(17)	304	(20)
Equity securities issued by companies incorporated in Greece	6	(1)	1	-	7	(1)
Mutual Fund units	12	(1)	4	-	16	(1)
Total available-for-sale securities	1,400	(91)	485	(53)	1,885	(144)

Investment Securities Scheduled Maturities Available For Sale Securities Tables [Text Block]

The following tables present the net gains / (losses) on available-for-sale securities and OTTI on available-for-sale and held-to-maturity securities for 2011, 2012 and 2013.
	2011	2012	2013
	(EUR in millions)
Gross realized gains on sales of available for sale securities
Greek government bonds	83	382	12
Debt securities issued by other governments and public sector entities	22	31	72
Corporate debt securities	13	8	109
Equity securities	2	2	57
Mutual fund units	12	15	49
Total gross realized gains on sales of available for sale securities	132	438	299
Gross realized losses on sales of available for sale securities
Greek government bonds	(142)	(73)	(3)
Debt securities issued by other governments and public sector entities	(7)	(11)	(3)
Corporate debt securities	(1)	-	(15)
Equity securities	(1)	(1)	(23)
Mutual fund units	-	(3)	(5)
Total gross realized losses on sales of available for sale securities	(151)	(88)	(49)
Net realized gains / (losses) on sales of available for sale securities	(19)	350	250

Other-Than-Temporary-Impairment
OTTI of Greek government bonds	(8,771)	(378)	-
Debt securities issued by other governments and public sector entities	-	(6)	-
Corporate debt securities	(143)	(10)	(11)
Equity securities	(223)	(16)	(274)
Mutual fund units	(37)	-	-
Total Other-Than-Temporary-Impairment	(9,174)	(410)	(285)
Net gains / (losses) on available for sale and held to maturity securities	(9,193)	(60)	(35)

Investment Securities Scheduled Maturities Held To Maturity Investments Tables [Text Block]

Held-to-maturity securities

The amortized cost of held-to-maturity securities and their fair values at December 31, comprised:
	2012
		Gross	Gross
	Amortized	Unrecognized	Unrecognized	Fair
	Cost	Gains	(Losses)	Value
Held-to-maturity securities	(EUR in millions)
Greek government bonds	120	30	(1)	149
Debt securities issued by other governments and public sector entities	92	19	-	111
Foreign treasury bills	144	-	-	144
Total held-to-maturity securities	356	49	(1)	404

	2013
		Gross	Gross
	Amortized	Unrecognized	Unrecognized	Fair
	Cost	Gains	(Losses)	Value
Held-to-maturity securities	(EUR in millions)
Greek government bonds	67	65	-	132
Debt securities issued by other governments and public entities	10,064	102	(57)	10,109
Debt securities issued by financial institutions incorporated outside Greece	110	2	-	112
Corporate debt securities issued by companies incorporated outside Greece	10	-	-	10
Foreign treasury bills	109	-	-	109
Total held-to-maturity securities	10,360	169	(57)	10,472

Held-to-maturity Debt securities issued by other governments and public entities include EUR 9,123 million EFSF bonds, received from the HFSF for the Bank’s recapitalization in June 2013 (see Item 4.B, "Business Overview—Regulation and Supervision of Banks in Greece—The Hellenic Financial Stability Fund—The Greek Recapitalization Framework") and to cover the funding gap from the acquisition of FBB (see Note 4, “Mergers, Acquisitions, Disposals and New Entities Established''). The Bank is not allowed to sell these bonds, but the Bank is allowed to use them as collateral for repo financing from the Eurosystem or other market counterparties.

Investment Securities Scheduled Impact Of Psi For Eligible Greek Government Bonds Tables [Text Block]

	Eligible GGBs		Non-eligible GGBs		New GGBs		TOTAL GGBs
	Notional Amount	Carrying Amount	Notional Amount	Carrying Amount	Notional Amount	Carrying Amount	Notional Amount	Carrying Amount
EUR millions
December 31, 2010	13,241	9,751	1,203	1,176	-	-	14,444	10,927
Net purchases/sales/ maturity	(307)	(117)	317	231	-	-	10	114
Amortization of discounts	-	69	-	8	-	-	-	78
Fair Value adjustments (Trading & AFS)	-	(3,973)	-	(29)	-	-	-	(4,002)
OTTI for held-to-maturity	-	(2,347)	-	-	-	-	-	(2,347)
Currency translation differences for GGBs denominated in foreign currency	29	33	-	-	-	-	29	33
Total, December 31, 2011	12,964	3,415	1,520	1,386	-	-	14,484	4,802
Net purchases/sales/ maturity	(144)	(7)	100	18	289	65	244	77
Amortization of discounts	-	10	-	54	-	66	-	130
Fair Value adjustments (Trading) (1)	-	(23)	-	-	-	-	-	(23)
Fair Value adjustments (AFS) (1)	-	(253)	-	56	-	364	-	167
OTTI for held-to-maturity(1)	-	(98)	-	-	-	-	-	(98)
Currency translation differences for GGBs denominated in foreign currency	(22)	(6)	-	-	-	-	(22)	(6)
Exchanged in the PSI	(12,247)	(2,831)	-	-	4,437	1,093	(7,810)	(1,739)
Buyback program	-	-	-	-	(4,443)	(1,509)	(4,443)	(1,509)
Total, December 31, 2012	550	207	1,620	1,514	283	80	2,452	1,801
Fair Value as of December 31, 2011		3,415		1,343		-		4,758
Fair Value as of December 31, 2012		207		1,513		110		1,831
(1) Immediately before the PSI exchange in March 2012, the fair value of the Eligible GGBs exchanged in the PSI was set equal to the total fair value of the securities received, i.e. the sum of fair value of the new Greek government bonds, the detachable GDP linked securities and the EFSF bonds . The fair value for the new Greek government bonds was determined based on the market prices on the first day of trading in March 2012. Since we have concluded that a credit related OTTI existed for all eligible Greek government bonds, the total loss recognized in AOCI for the bonds that were classified as AFS was recycled in the income statement.

In 2011 we recognized OTTI with respect to Greek government bonds eligible for the PSI as follows:

		EUR millions
OTTI for available-for-sale (reclassified from AOCI)		(6,305)
OTTI for held-to-maturity		(2,347)
OTTI for held-to-maturity (reclassified from AOCI)(1)		(119)
Total OTTI		(8,771)
(1) Relates to bonds previously in AFS that were reclassified to HTM thus there was a component in AOCI that was being amortized over the life of the bond.

The table below presents an analysis of the instruments received in the PSI:

	Notional Amount	Carrying Amount
	EUR millions
Instruments received for the PSI eligible Greek government bonds
New Greek government bonds	3,884	957
EFSF bonds	1,848	1,848
Sub-total	5,732	2,805
EFSF bond received for accrued interest	310	309
Detachable GDP -linked securities	3,884	27
Total instruments received for the PSI eligible Greek government bonds	9,926	3,141

Instruments received for the PSI eligible loans
New Greek government bonds	553	136
EFSF bonds	264	264
Sub-total	817	400
EFSF bond received for accrued interest	26	26
Detachable GDP -linked securities	553	4
Total instruments received for the eligible loans	1,396	430

In 2012 we recognized OTTI with respect to Greek government bonds eligible for the PSI as follows:

		EUR millions
OTTI for available-for-sale (reclassified from AOCI)		(253)
OTTI for held-to-maturity		(99)
Gain from buyback (reclassified from AOCI)		362
Total OTTI net of gain from buyback in 2012		10

EUR millions
Fair value of instruments received	1,509
Amortized cost of instruments offered	(1,147)
Gain	362